Property, Plant and Equipment - Depreciation Expense (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Continuing Operations [Member]
Property, Plant and Equipment
Depreciation expense	$ 12,781	$ 12,322	$ 11,424
Discontinued Operations [Member]
Property, Plant and Equipment
Depreciation expense		$ 3,162	$ 5,163